Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.88%
Aerospace & Defense–1.15%
Cubic Corp.	39,033	$2,270,550
Alternative Carriers–1.45%
Iridium Communications, Inc.(b)	112,187	2,869,743
Apparel Retail–1.07%
American Eagle Outfitters, Inc.	107,324	1,589,468
Children’s Place, Inc. (The)(c)	18,708	530,372
		2,119,840
Application Software–7.87%
Avalara, Inc.(b)	27,912	3,554,314
LivePerson, Inc.(b)	44,163	2,296,034
Manhattan Associates, Inc.(b)	20,907	1,996,409
Nuance Communications, Inc.(b)	81,748	2,713,216
Paylocity Holding Corp.(b)	16,321	2,634,536
Q2 Holdings, Inc.(b)	24,064	2,196,081
Verint Systems, Inc.(b)	4,542	218,834
		15,609,424
Asset Management & Custody Banks–0.27%
Blucora, Inc.(b)	57,868	545,117
Auto Parts & Equipment–0.87%
Visteon Corp.(b)	25,055	1,734,307
Automotive Retail–1.01%
Lithia Motors, Inc., Class A	8,825	2,011,570
Biotechnology–0.86%
Neurocrine Biosciences, Inc.(b)	17,762	1,707,994
Building Products–3.36%
Masonite International Corp.(b)	24,649	2,425,462
Owens Corning	38,403	2,642,510
Trex Co., Inc.(b)	22,254	1,593,386
		6,661,358
Casinos & Gaming–1.75%
Penn National Gaming, Inc.(b)	47,767	3,472,661
Communications Equipment–1.59%
Ciena Corp.(b)	34,831	1,382,443
Lumentum Holdings, Inc.(b)	23,664	1,777,876
		3,160,319
Construction & Engineering–3.07%
Dycom Industries, Inc.(b)	43,348	2,289,642
NV5 Global, Inc.(b)	36,073	1,903,572
WillScot Mobile Mini Holdings Corp.(b)	113,649	1,895,665
		6,088,879
Construction Materials–2.12%
Eagle Materials, Inc.	25,304	2,184,241
Summit Materials, Inc., Class A(b)	122,597	2,027,755
		4,211,996
Shares		Value
Consumer Finance–1.30%
OneMain Holdings, Inc.	82,340	$2,573,125
Electric Utilities–0.63%
IDACORP, Inc.	15,547	1,242,205
Electrical Components & Equipment–3.07%
EnerSys	27,880	1,871,305
Plug Power, Inc.(b)	147,892	1,983,232
Vertiv Holdings Co.(b)	128,543	2,226,365
		6,080,902
Electronic Equipment & Instruments–1.81%
Badger Meter, Inc.	32,616	2,132,108
Coherent, Inc.(b)	13,124	1,455,845
		3,587,953
Environmental & Facilities Services–0.99%
Casella Waste Systems, Inc., Class A(b)	35,252	1,968,824
Fertilizers & Agricultural Chemicals–0.92%
Scotts Miracle-Gro Co. (The)	11,987	1,832,932
Financial Exchanges & Data–1.40%
TMX Group Ltd. (Canada)	27,084	2,785,388
Food Retail–0.86%
Sprouts Farmers Market, Inc.(b)	81,416	1,704,037
Footwear–2.53%
Crocs, Inc.(b)	60,745	2,595,634
Wolverine World Wide, Inc.	93,859	2,425,316
		5,020,950
Health Care Equipment–4.20%
AtriCure, Inc.(b)	52,028	2,075,917
CONMED Corp.	24,069	1,893,508
Hill-Rom Holdings, Inc.	21,709	1,812,919
STERIS PLC	14,462	2,548,060
		8,330,404
Health Care Facilities–1.97%
Acadia Healthcare Co., Inc.(b)	58,940	1,737,551
Encompass Health Corp.	33,263	2,161,430
		3,898,981
Health Care Supplies–0.84%
ICU Medical, Inc.(b)	9,111	1,665,126
Homebuilding–1.71%
Taylor Morrison Home Corp., Class A(b)	137,879	3,390,445
Hotel & Resort REITs–1.11%
Ryman Hospitality Properties, Inc.	59,906	2,204,541
Hotels, Resorts & Cruise Lines–1.01%
Wyndham Destinations, Inc.	64,841	1,994,509
Industrial Machinery–3.34%
Altra Industrial Motion Corp.	77,553	2,867,135
Gates Industrial Corp. PLC(b)	168,553	1,874,309

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial Machinery–(continued)
SPX Corp.(b)	40,406	$1,874,030
		6,615,474
Industrial REITs–2.16%
EastGroup Properties, Inc.	16,538	2,138,860
STAG Industrial, Inc.	70,525	2,150,307
		4,289,167
Investment Banking & Brokerage–2.34%
LPL Financial Holdings, Inc.	30,527	2,340,505
Piper Sandler Cos.	31,449	2,295,777
		4,636,282
Life & Health Insurance–0.99%
Primerica, Inc.	17,291	1,956,304
Life Sciences Tools & Services–2.70%
Medpace Holdings, Inc.(b)	19,586	2,188,735
NeoGenomics, Inc.(b)	85,729	3,162,543
		5,351,278
Multi-line Insurance–1.01%
Assurant, Inc.	16,581	2,011,441
Oil & Gas Exploration & Production–1.25%
Diamondback Energy, Inc.	35,753	1,076,880
Parsley Energy, Inc., Class A	149,955	1,403,579
		2,480,459
Packaged Foods & Meats–0.80%
Calavo Growers, Inc.	23,851	1,580,606
Paper Packaging–0.81%
Graphic Packaging Holding Co.	113,550	1,599,919
Pharmaceuticals–2.18%
Horizon Therapeutics PLC(b)	55,773	4,332,447
Property & Casualty Insurance–1.33%
Hanover Insurance Group, Inc. (The)	14,044	1,308,620
Selective Insurance Group, Inc.	25,676	1,322,057
		2,630,677
Real Estate Services–1.68%
FirstService Corp. (Canada)	25,184	3,323,444
Regional Banks–5.67%
Columbia Banking System, Inc.	62,017	1,479,105
Community Bank System, Inc.	31,351	1,707,376
Glacier Bancorp, Inc.	48,396	1,551,092
Pacific Premier Bancorp, Inc.	64,332	1,295,647
Pinnacle Financial Partners, Inc.	34,377	1,223,477
South State Corp.	24,819	1,195,035
Webster Financial Corp.	49,718	1,313,052
Western Alliance Bancorporation	46,619	1,474,093
		11,238,877
Research & Consulting Services–0.88%
Huron Consulting Group, Inc.(b)	44,293	1,742,044
Restaurants–1.64%
Papa John’s International, Inc.	19,252	1,584,054
Wendy’s Co. (The)	74,776	1,667,131
		3,251,185
Shares		Value
Semiconductor Equipment–2.25%
Brooks Automation, Inc.	42,087	$1,946,945
Entegris, Inc.	33,815	2,513,807
		4,460,752
Semiconductors–4.77%
Lattice Semiconductor Corp.(b)	107,831	3,122,786
MACOM Technology Solutions Holdings, Inc.(b)	56,825	1,932,618
Power Integrations, Inc.	36,636	2,029,634
Semtech Corp.(b)	44,740	2,369,431
		9,454,469
Specialized Consumer Services–1.00%
Terminix Global Holdings, Inc.(b)	49,619	1,978,806
Specialized REITs–1.16%
Gaming and Leisure Properties, Inc.	62,320	2,301,478
Specialty Chemicals–1.01%
Ashland Global Holdings, Inc.	28,263	2,004,412
Systems Software–0.36%
Rapid7, Inc.(b)	11,776	721,162
Thrifts & Mortgage Finance–1.41%
Essent Group Ltd.	43,637	1,615,005
Radian Group, Inc.	81,434	1,189,751
		2,804,756
Tires & Rubber–0.99%
Cooper Tire & Rubber Co.	61,680	1,955,256
Trading Companies & Distributors–1.92%
Applied Industrial Technologies, Inc.	32,634	1,798,134
Univar Solutions, Inc.(b)	119,490	2,016,991
		3,815,125
Trucking–0.92%
Knight-Swift Transportation Holdings, Inc.	44,990	1,831,093
Water Utilities–0.52%
California Water Service Group	23,529	1,022,335
Total Common Stocks & Other Equity Interests (Cost $161,030,627)		190,133,328
Money Market Funds–3.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	2,549,294	2,549,294
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	1,774,679	1,775,567
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	2,913,479	2,913,479
Total Money Market Funds (Cost $7,238,410)		7,238,340
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $168,269,037)		197,371,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 0.03%(d)(e)(f)	104,560	104,559
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	34,846	$34,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $139,412)		139,412
TOTAL INVESTMENTS IN SECURITIES–99.60% (Cost $168,408,449)		197,511,080
OTHER ASSETS LESS LIABILITIES—0.40%		797,227
NET ASSETS–100.00%		$198,308,307
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,445,484	$15,274,375	$(14,170,565)	$-	$-	$2,549,294	$2,945
Invesco Liquid Assets Portfolio, Institutional Class	1,043,617	10,910,268	(10,179,673)	(178)	1,533	1,775,567	3,352
Invesco Treasury Portfolio, Institutional Class	1,651,983	17,456,428	(16,194,932)	-	-	2,913,479	3,012
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	795,743	7,044,651	(7,840,394)	-	-	-	2,630*
Invesco Liquid Assets Portfolio, Institutional Class	265,247	1,904,449	(2,169,869)	24	149	-	979*
Invesco Private Government Fund	-	18,905,980	(18,801,421)	-	-	104,559	112*
Invesco Private Prime Fund	-	2,325,773	(2,290,990)	-	70	34,853	60*
Total	$5,202,074	$73,821,924	$(71,647,844)	$(154)	$1,752	$7,377,752	$13,090

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$190,133,328	$—	$—	$190,133,328
Money Market Funds	7,238,340	139,412	—	7,377,752
Total Investments	$197,371,668	$139,412	$—	$197,511,080
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Small Cap Equity Fund